PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 100,009	$ 89,264
Right-of-use assets	3,300	2,600
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,700	5,400
Assets subject to operating leases	3,900	3,700
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,206	41,595
Renewable Power | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	393	1,100
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,167	23,772
Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	4,100	2,200
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,432	9,729	$ 7,652
Real Estate | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	856	796
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,204	14,168	7,121
Private Equity and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0	1,032
Private Equity and Other [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,300	1,300
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88,071	77,433
Gross carrying amount [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,838	27,820	26,108
Gross carrying amount [member] | Renewable Power | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0	407
Gross carrying amount [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,212	22,454	12,059
Gross carrying amount [member] | Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0	1,207
Gross carrying amount [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,251	9,890	7,713
Gross carrying amount [member] | Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,770	17,269	9,027
Gross carrying amount [member] | Private Equity and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0	1,032
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,384	24,965
Accumulated fair value changes | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,238	20,465	18,260
Accumulated fair value changes | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,626	3,777	3,480
Accumulated fair value changes | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	393	1,366	1,045
Accumulated fair value changes | Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(873)	(643)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(16,446)	(13,134)
Accumulated depreciation | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,870)	(6,690)	(5,497)
Accumulated depreciation | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,671)	(2,459)	(1,889)
Accumulated depreciation | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,212)	(1,527)	(1,106)
Accumulated depreciation | Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (3,693)	(2,458)	(1,472)
Accumulated depreciation | Private Equity and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 0	$ 0